Subsequent Events (Details)	Feb. 26, 2024 $ / shares
Series A preference units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit)	$ 0.5390625
Series B preference units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit)	0.7253680
Series C preference units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit)	$ 0.53125